Offerings - Offering: 1	Aug. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310
Offering Note

(1) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.